Marketable Securities (Schedule of Available for Sale Securities) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	May. 31, 2015	Aug. 31, 2014	Aug. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 3,714	$ 24,650	$ 22,841
Gross Unrealized Gain			2
Gross Unrealized Loss	$ (1)	$ (11)	(14)
Fair Value	3,713	24,639	22,829
Cash and cash equivalents [Member]
Schedule of Available-for-sale Securities [Line Items]
Certificates of deposit	60	60
Commercial paper			1,199
Certificates of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 500	$ 4,244	$ 4,561
Gross Unrealized Gain
Gross Unrealized Loss	$ (1)	$ (4)	$ (6)
Fair Value	499	4,240	4,555
Commercial Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		$ 5,249	$ 2,199
Gross Unrealized Gain
Gross Unrealized Loss			$ (1)
Fair Value		$ 5,249	2,198
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 3,214	$ 15,157	16,081
Gross Unrealized Gain			2
Gross Unrealized Loss		$ (7)	(7)
Fair Value	$ 3,214	$ 15,150	$ 16,076